Employee Benefit Plan - Additional Information (Detail) - 401(k) Plan - USD ($)		12 Months Ended
	Jan. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined contribution plan, Contribution per employee		75.00%
Defined contribution plan, Cost		$ 1,500,000	$ 1,700,000	$ 800,000
Bi Monthly Cycle [Member]
Defined contribution plan, Description		The Company has a defined contribution plan in the U.S. intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis
Defined contribution plan, Company matching contribution per pay check		$ 75	$ 75
Defined contribution plan, Company matching contribution per pay check period increase or decrease	$ 95.84
Per Calendar Year [Member] | Maximum [Member]
Defined contribution plan, Company matching contribution	$ 2,300